Oil and Gas Properties	6 Months Ended
Jun. 30, 2024
Text Block [abstract]
Oil and gas properties
B.2 Oil and gas properties

	Land and buildings US$m	Transferred exploration and evaluation US$m	Plant and equipment US$m	Projects in development 1 US$m	Total US$m
Half-year ended 30 June 2024
Carrying amount at 1 January 2024	701	777	23,589	15,724	40,791
Additions 2	—	—	(127)	2,447	2,320
Disposals at written down value	(2)	—	—	(47)	(49)
Depreciation and amortisation	(28)	(86)	(1,779)	—	(1,893)
Completions and transfers 3	—	341	5,391	(5,706)	26
Transfer to assets held for sale 4	—	—	(4)	(1,066)	(1,070)

Carrying amount at 30 June 2024	671	1,032	27,070	11,352	40,125

At 30 June 2024
Historical cost	1,743	2,320	55,533	12,072	71,668
Accumulated depreciation and impairment	(1,072)	(1,288)	(28,463)	(720)	(31,543)

Net carrying amount	671	1,032	27,070	11,352	40,125

Year ended 31 December 2023
Carrying amount at 1 January 2023	840	481	23,057	15,541	39,919
Additions	—	—	836	5,759	6,595
Disposals at written down value	(8)	—	(2)	—	(10)
Depreciation and amortisation	(67)	(125)	(3,764)	—	(3,956)
Impairment losses	(64)	(20)	(1,028)	(328)	(1,440)
Completions and transfers	—	441	4,496	(4,633)	304
Transfer to assets held for sale	—	—	(6)	(615)	(621)

Carrying amount at 31 December 2023	701	777	23,589	15,724	40,791

At 31 December 2023
Historical cost	1,745	1,979	50,272	16,443	70,439
Accumulated depreciation and impairment	(1,044)	(1,202)	(26,683)	(719)	(29,648)

Net carrying amount	701	777	23,589	15,724	40,791

1.	Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
2.
Includes $2,212 million of capital additions and $187 million of capitalised borrowing costs offset by $79 million relating to changes in restoration provision assumptions. The $127 million of additions reducing
plant and equipment relates to changes in restoration provision assumptions.

3.	Upon first oil in June 2024, the carrying value of the Sangomar project in projects in development has been transferred to plant and equipment.
4.	Refer to Note B.4 for details of the sell-downs of the Scarborough Joint Venture.
The Group has capital expenditure commitments contracted for, but not provided for in the financial statements, of $3,017 million (31 December 2023: $4,245 million).